Staff Costs - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£) Director	Dec. 31, 2022 GBP (£) Director	Dec. 31, 2021 GBP (£) Director
Classes of employee benefits expense [abstract]
Number of directors, exercised share options | Director	2	3	3
Gain on exercise of option | £	£ 8,000	£ 48,000	£ 700,000